Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of income tax expense

Deferred income taxes:
Federal	$9
State	1
Total deferred income taxes	9
Total income tax expense	$9

Summary of reconciliation of the statutory federal income tax with the provision for income taxes

	2020	2019
Loss before income taxes	$(17,439)	$(2,746)
Income tax benefit at U.S. Federal statutory rate	(3,662)	(577)
Permanent items	211	95
Change in valuation allowance	4,122	572
State income taxes, net of U.S. Federal income tax benefit	(662)	(91)
Income tax expense	$9	$—

Summary of significant components of the Company's deferred tax assets and liabilities

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$4,857	$812
Lease liabilities	15,680	40
Financing obligation	15,582	962
Other	20	4
	36,137	1,818
Valuation allowance	(4,922)	(800)
	31,216	1,018
Deferred tax liabilities:
Property and equipment	$(30,879)	$(983)
Operating lease right-of-use assets	(349)	(39)
	(31,228)	(1,021)
Net deferred tax liabilities	$(13)	$(4)